Goldman Sachs Concentrated International Equity Fund

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs International Small Cap Fund (the "Funds")

Supplement dated June 20, 2011 to the

Prospectus dated February 28, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs Concentrated International Equity Fund and Goldman Sachs International Small Cap Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Concentrated International Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Concentrated International Equity Fund		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Concentrated International Equity Fund		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.36%	0.36%	0.36%	0.21%	0.71%	0.36%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.36%	0.36%	0.36%	0.21%	0.21%	0.36%
Total Annual Fund Operating Expenses		1.61%	2.36%	2.36%	1.21%	1.71%	1.36%
Fee Waiver and Expense Limitation	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.48%	2.23%	2.23%	1.08%	1.58%	1.23%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets through at least February 28, 2012. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Goldman Sachs International Small Cap Fund
Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs International Small Cap Fund		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Service Class, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs International Small Cap Fund		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Service Class, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.51%	0.51%	0.51%	0.36%	0.86%	0.51%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.51%	0.51%	0.51%	0.36%	0.36%	0.51%
Total Annual Fund Operating Expenses		1.86%	2.61%	2.61%	1.46%	1.96%	1.61%
Fee Waiver and Expense Limitation	[1]	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.58%	2.33%	2.33%	1.18%	1.68%	1.33%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.